Shareholder Report, Holdings (Details)	Jan. 31, 2026
C000026050 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000026050 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000026050 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000026050 [Member] | One Eighty One Days or more [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000026050 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.40%
C000026050 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000026050 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000026050 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000158662 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000158662 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000158662 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000158662 [Member] | One Eighty One Days or more [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000158662 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.40%
C000158662 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000158662 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000158662 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000158661 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000158661 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000158661 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000158661 [Member] | One Eighty One Days or more [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000158661 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.40%
C000158661 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000158661 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000158661 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000158659 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000158659 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000158659 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000158659 [Member] | One Eighty One Days or more [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000158659 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	74.40%
C000158659 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000158659 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000158659 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000158663 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000158663 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000158663 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000158663 [Member] | One Eighty One Days or more [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000158663 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000158663 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000158663 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.20%
C000026063 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000026063 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000026063 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000026063 [Member] | One Eighty One Days or more [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000026063 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000026063 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000026063 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.20%
C000026064 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000026064 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.10%
C000026064 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.20%
C000026064 [Member] | One Eighty One Days or more [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.20%
C000026064 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.60%
C000026064 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.60%
C000026064 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.20%
C000026082 [Member] | Ninety One To 180 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000026082 [Member] | Thirty One To 90 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000026082 [Member] | Eight To 30 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000026082 [Member] | One Eighty One Days or more [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000026082 [Member] | One To 7 Days [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.40%
C000026082 [Member] | Bank Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000026082 [Member] | Variable Rate Instruments [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000026082 [Member] | Other Repurchase Agreements and Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000026082 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
C000026082 [Member] | Certificates of Deposit [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000026082 [Member] | Commercial Paper [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.40%

[1]	Represents less than 0.1%.